CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Apr. 04, 2021	Jan. 03, 2021
Assets, Current [Abstract]
Cash and cash equivalents	$ 4,020	$ 46,831
Accounts receivable, less allowance of $239 and $1,353, respectively	130,599	118,305
Inventories	67,584	59,810
Prepaid expenses and other assets	12,276	11,573
Current portion of notes receivable	5,918	7,666
Total current assets	220,397	244,185
Non-current Assets
Property, plant and equipment, net	262,999	270,416
Goodwill	880,063	862,183
Intangible assets, net	1,167,268	1,171,709
Non-current portion of notes receivable	22,348	20,000
Other assets	14,160	15,671
Total non-current assets	2,346,838	2,339,979
Total assets	2,567,235	2,584,164
Current Liabilities
Line of Credit	7,500	469
Current portion of other notes payable	8,142	9,018
Accounts payable	64,214	57,254
Accrued expenses and other	49,585	80,788
Current warrant liability		52,580
Total current liabilities	129,441	200,109
Noncurrent Liabilities
Non-current portion of term debt	718,443	778,000
Non-current portion of other notes payable	25,418	24,564
Non-current accrued expenses and other	37,483	37,771
Deferred tax liability	74,847	73,786
Non-current warrant liability	104,400	85,032
Total non-current liabilities	960,591	999,153
Total liabilities	1,090,032	1,199,262
Equity (Deficit)
Additional paid-in capital (Successor)	941,003	793,461
Accumulated deficit (Successor)	(264,019)	(241,490)
Accumulated other comprehensive income	1,746	924
Total stockholders' equity and members' equity (deficit)	678,743	552,908
Noncontrolling interest	798,460	831,994
Total equity (deficit)	1,477,203	1,384,902
Total liabilities and equity	2,567,235	2,584,164
Common Class A
Equity (Deficit)
Common stock	7	7
Common Class V
Equity (Deficit)
Common stock	$ 6	$ 6